UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-263-5593

Date of fiscal year end:  08/31/2015

Date of reporting period: 02/28/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the WP Large Cap Income Plus Fund, a series of the 360 Funds, for the period ended February 28, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Large Cap Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPLCX)

A series of the
360 Funds

SEMI-ANNUAL REPORT
February 28, 2015

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
SCHEDULE OF PURCHASED OPTIONS	5
SCHEDULE OF WRITTEN OPTIONS	6
STATEMENT OF ASSETS AND LIABILITIES	9
STATEMENT OF OPERATIONS	10
STATEMENTS OF CHANGES IN NET ASSETS	11
FINANCIAL HIGHLIGHTS	12
NOTES TO FINANCIAL STATEMENTS	13
ADDITIONAL INFORMATION	21
INFORMATION ABOUT YOUR FUND’S EXPENSES	23

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
INVESTMENT HIGHLIGHTS
February 28, 2015 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the “Fund”) is total return.  To meet its investment objective, the Fund will invest 80% of its total assets in large cap domestic equity securities and exchange traded funds that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) intends to sell covered call options on a portion of the Fund’s stock holdings.  The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold.  The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline.  The extent of option selling depends on market conditions and the Adviser’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.  The Fund seeks to minimize the effects of inflation on its portfolio.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2015 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 98.25%	Shares	Fair Value

Aerospace & Defense - 3.18%
Lockheed Martin Corp. (b)	3,600	$720,180

Agriculture - 3.58%
Alico, Inc. (b)	1,200	54,804
Altria Group, Inc. (b)	13,400	754,286
		809,090

Banks - 16.15%
Bank of America Corp. (b)	58,900	931,209
Barclays PLC - ADR (b)	600	9,516
BB&T Corp. (b)	2,900	110,345
Citigroup, Inc. (b)	18,800	985,496
Deutsche Bank AG (b)	200	6,546
Goldman Sachs Group, Inc. (b)	2,300	436,517
JPMorgan Chase & Co. (b)	17,200	1,054,016
PNC Financial Services Group, Inc. (b)	1,300	119,548
		3,653,193
Beverages - 5.96%
Diageo PLC - ADR (b)	5,600	665,560
PepsiCo, Inc. (b)	6,900	682,962
		1,348,522
Biotechnology - 0.79%
Biogen Idec, Inc. (a) (b)	300	122,877
Isis Pharmaceuticals, Inc. (a) (b)	800	54,848
		177,725
Commercial Services - 0.06%
Arrowhead Research Corp. (a)	600	4,518
Civeo Corp. (b)	2,000	7,880
		12,398

Computers - 8.11%
Apple, Inc. (b)	10,000	1,284,600
International Business Machines Corp. (b)	3,400	550,596
		1,835,196
Diversified Financial Services - 5.36%
BlackRock, Inc. (b)	3,100	1,151,402
Calamos Asset Management, Inc. - Class A (b)	2,500	31,925
Ladenburg Thalmann Financial Services, Inc. (a) (b)	7,600	29,336
		1,212,663
Food - 2.95%
Sysco Corp. (b)	17,100	666,729

Healthcare - Products - 2.94%
Baxter International, Inc. (b)	9,100	629,265
Meridian Bioscience, Inc. (b)	200	3,960
Thoratec Corp. (a) (b)	800	32,576
		665,801

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 98.25% (Continued)	Shares	Fair Value

Internet - 0.15%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	$34,048

Insurance - 4.91%
Allianz SE - ADR (b)	1,400	23,436
American Equity Investment Life Holding Co. (b)	1,700	48,433
AXA SA - ADR (b)	400	10,152
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,017,129
Genworth Financial, Inc. (a) (b)	1,600	12,400
		1,111,550
Investment Companies - 0.59%
Apollo Investment Corp. (b)	4,500	35,055
Ares Capital Corp. (b)	2,300	39,790
BlackRock Kelso Capital Corp. (b)	4,500	39,510
Full Circle Capital Corp. (b)	5,000	19,400
		133,755
Lodging - 0.16%
MGM Resorts International (a) (b)	1,700	36,941

Media - 1.05%
Comcast Corp. - Class A (b)	4,000	237,520

Mining - 0.11%
Southern Copper Corp.	800	23,816

Miscellaneous Manufacturing - 3.77%
General Electric Co. (b)	25,100	652,349
Siemens AG - ADR (b)	1,800	200,916
		853,265
Oil & Gas - 21.71%
BP PLC - ADR (b)	26,700	1,106,448
Chevron Corp. (b)	7,300	778,764
China Petroleum & Chemical Corp. - ADR (b)	5,400	451,872
ConocoPhillips (b)	14,100	919,320
Exxon Mobil Corp. (b)	10,400	920,816
Gazprom OAO - ADR (b)	77,800	389,389
Magnum Hunter Resources Corp. (a) (b)	4,000	10,560
Transocean Ltd. (b)	20,700	333,891
		4,911,060
Pharmaceuticals - 1.09%
AstraZeneca PLC - ADR (b)	1,400	96,460
GW Pharmaceuticals PLC - ADR (a) (b)	400	32,368
Pfizer, Inc.	3,300	113,256
VIVUS, Inc. (a) (b)	2,000	5,220
		247,304
Real Estate - 0.09%
St. Joe Co. (a) (b)	1,200	20,388

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 98.25% (Continued)	Shares	Fair Value

Retail - 4.59%
McDonald's Corp. (b)	10,500	1,038,450

Savings & Loans - 0.12%
Bofl Holding, Inc. (a) (b)	300	26,520

Semiconductors - 3.82%
Intel Corp. (b)	23,600	784,700
Skyworks Solutions, Inc. (b)	900	78,975
		863,675
Software - 4.05%
Microsoft Corp. (b)	20,900	916,465

Telecommunications - 2.96%
China Mobile Ltd. - ADR (b)	9,900	670,725

TOTAL COMMON STOCK (Cost $21,441,978)		22,226,979

EXCHANGE-TRADED FUNDS - 6.72%

Closed-End Funds - 4.80%
Eaton Vance Short Duration Diversified Income Fund (b)	74,438	$1,086,795
Equity Funds - 1.92%
iShares U.S. Financial Services ETF (b)	4,800	433,920
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,527,038)		1,520,715

OPTIONS PURCHASED (Cost $131,579) - 0.22% (c)		50,500

SHORT-TERM INVESTMENTS - 3.82%
Federated Government Obligations Fund, 0.01% (d)	864,332	864,332
TOTAL SHORT-TERM INVESTMENTS (Cost $864,332)		864,332

TOTAL INVESTMENTS (Cost $23,964,927) – 109.01%		$24,662,526

OPTIONS WRITTEN (Proceeds $2,593,365) - (10.65)%		(2,409,887)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.64%		370,628
NET ASSETS - 100%		$22,623,267

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at February 28, 2015, is subject to change and resets daily.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
FEBRUARY 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.22%

CALL OPTIONS PURCHASED - 0.02%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE Market Volatility Index	$25.00	3/18/2015	10	$200
CBOE Market Volatility Index	$25.00	6/17/2015	30	4,050
TOTAL CALL OPTIONS PURCHASED (Cost $5,982)				4,250

PUT OPTIONS PURCHASED - 0.20%

CBOE S&P 500 Index	$1,730.00	3/20/2015	270	9,450
CBOE S&P 500 Index	$1,680.00	4/17/2015	270	36,450
CBOE S&P 500 Index	$1,725.00	3/20/2015	10	350
TOTAL PUT OPTIONS PURCHASED (Cost $125,597)				46,250

TOTAL OPTIONS PURCHASED (Cost $131,579)				$50,500

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN CALL OPTIONS
February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (10.65)%

CALL OPTIONS WRITTEN - (3.05)%
	Strike	Expiration	Contracts [1]	Fair Value

Alibaba Group Holding Ltd. - ADR	$140.00	1/15/2016	2	$120
Alibaba Group Holding Ltd. - ADR	$150.00	1/15/2016	2	80
Altria Group, Inc.	$65.00	1/20/2017	129	29,670
Altria Group, Inc. (e)	$70.00	1/20/2017	5	670
Apple, Inc.	$170.00	1/20/2017	8	6,680
Apple, Inc.	$175.00	1/20/2017	92	68,080
Arrowhead Research Corp. (e)	$12.00	6/19/2015	6	420
AstraZeneca PLC - ADR (e)	$85.00	1/20/2017	14	2,590
Bank of America Corp.	$22.00	1/15/2016	193	2,123
Bank of America Corp. (e)	$27.00	1/20/2017	396	7,326
Barclays PLC - ADR (e)	$20.00	1/15/2016	6	165
Baxter International, Inc. (e)	$90.00	1/20/2017	91	8,372
BB&T Corp. (e)	$50.00	1/20/2017	29	1,305
Berkshire Hathaway, Inc. - Class B (e)	$190.00	1/15/2016	7	455
Berkshire Hathaway, Inc. - Class B	$180.00	1/20/2017	33	15,840
Berkshire Hathaway, Inc. - Class B (e)	$190.00	1/20/2017	29	8,468
Biogen Idec, Inc. (e)	$520.00	1/20/2017	3	12,165
BlackRock, Inc. (e)	$460.00	1/15/2016	31	8,990
BP PLC - ADR	$60.00	1/20/2017	266	15,428
Chevron Corp. (e)	$145.00	1/20/2017	71	6,284
China Mobile Ltd. - ADR (e)	$90.00	1/20/2017	99	28,215
China Petroleum & Chemical Corp. - ADR (e)	$110.00	4/17/2015	9	450
China Petroleum & Chemical Corp. - ADR (e)	$115.00	4/17/2015	2	100
Citigroup, Inc.	$65.00	1/15/2016	15	1,050
Citigroup, Inc. (e)	$70.00	1/20/2017	172	27,692
Comcast Corp. - Class A (e)	$75.00	1/15/2016	15	825
Comcast Corp. - Class A	$70.00	1/15/2016	25	2,850
ConocoPhillips (e)	$90.00	1/20/2017	140	16,240
Deutsche Bank AG (e)	$45.00	1/15/2016	2	75
Diageo PLC - ADR (e)	$150.00	7/17/2015	56	1,400
Exxon Mobil Corp.	$105.00	1/15/2016	104	9,152
General Electric Co.	$30.00	1/20/2017	251	22,088
Genworth Financial, Inc.	$12.00	1/15/2016	16	560
Goldman Sachs Group, Inc. (e)	$240.00	1/15/2016	2	217
Goldman Sachs Group, Inc. (e)	$240.00	1/20/2017	10	6,500
Goldman Sachs Group, Inc. (e)	$270.00	1/20/2017	11	2,778
GW Pharmaceuticals PLC - ADR	$100.00	5/15/2015	4	500
Intel Corp.	$45.00	1/15/2016	236	7,552
International Business Machines Corp. (e)	$200.00	1/15/2016	27	3,335

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN CALL OPTIONS
February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (10.65)% (continued)

CALL OPTIONS WRITTEN - (3.05)% (continued)
	Strike	Expiration	Contracts [1]	Fair Value

International Business Machines Corp.	$205.00	1/15/2016	7	700
iShares U.S. Financial Services ETF (e)	$100.00	10/16/2015	48	5,640
Isis Pharmaceuticals, Inc.	$95.00	1/15/2016	2	1,240
Isis Pharmaceuticals, Inc. (e)	$95.00	1/20/2017	6	6,810
JPMorgan Chase & Co.	$75.00	1/15/2016	172	8,772
Lockheed Martin Corp. (e)	$270.00	1/20/2017	36	8,370
Magnum Hunter Resources Corp. (e)	$7.00	1/15/2016	40	500
McDonald's Corp. (e)	$115.00	1/20/2017	105	34,598
MGM Resorts International	$30.00	1/15/2016	12	504
MGM Resorts International (e)	$35.00	1/15/2016	5	58
Microsoft Corp. (e)	$65.00	1/20/2017	209	13,167
PepsiCo, Inc. (e)	$125.00	1/15/2016	40	1,300
PepsiCo, Inc. (e)	$125.00	1/20/2017	29	4,089
Pfizer, Inc. (e)	$42.00	1/20/2017	33	2,673
PNC Financial Services Group, Inc. (e)	$115.00	1/15/2016	13	488
Skyworks Solutions, Inc.	$105.00	1/20/2017	9	10,800
Southern Copper Corp. (e)	$40.00	1/15/2016	8	380
SPDR S&P 500 ETF Trust (e)	$240.00	1/20/2017	400	218,200
SPDR S&P 500 ETF Trust (e)	$250.00	9/16/2016	100	17,900
SPDR S&P 500 ETF Trust (e)	$240.00	9/18/2015	200	4,400
St. Joe Co. (e)	$27.00	3/20/2015	3	1,410
St. Joe Co. (e)	$25.00	6/19/2015	9	405
Sysco Corp. (e)	$50.00	1/20/2017	48	3,480
Sysco Corp. (e)	$55.00	1/20/2017	123	4,920
Thoratec Corp. (e)	$50.00	7/17/2015	8	480
Transocean Ltd.	$30.00	1/20/2017	77	8,316
Transocean Ltd.	$20.00	5/15/2015	50	1,950
Transocean Ltd.	$30.00	1/15/2016	80	2,000
VIVUS, Inc. (e)	$7.00	1/15/2016	20	210
TOTAL CALL OPTIONS WRITTEN (Proceeds $727,217)				690,567

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN CALL OPTIONS
February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (10.65)% (continued)

PUT OPTIONS WRITTEN - (7.60)%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE Market Volatility Index	$16.00	3/18/2015	10	$1,270
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$86.00	1/15/2016	10	2,500
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/15/2016	20	5,750
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$88.00	1/15/2016	20	6,500
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$89.00	1/15/2016	20	7,500
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/20/2017	20	12,200
SPDR S&P 500 ETF Trust (b)	$175.00	3/18/2016	200	105,400
SPDR S&P 500 ETF Trust (b)	$180.00	3/18/2016	2,600	1,578,200
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,866,148)				1,719,320

TOTAL OPTIONS WRITTEN (Proceeds $2,593,365)				$2,409,887

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.
(b)	All or a portion of the security is segregated as collateral for call options written.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $23,964,927)	$24,662,526
Deposits at broker	305,973
Receivables:
Interest	5
Dividends	106,284
Fund shares sold	177
Prepaid expenses	4,656
Total assets	25,079,621

Liabilities:
Options written, at value (identified proceeds $2,593,365)	2,409,887
Payables:
Fund shares redeemed	500
Due to advisor	22,671
Accrued distribution (12b-1) fees	5,561
Due to administrator	15,000
Accrued expenses	2,735
Total liabilities	2,456,354
Net Assets	$22,623,267

Sources of Net Assets:
Paid-in capital	$23,101,189
Accumulated net realized loss on investments	(1,330,347)
Accumulated net investment loss	(28,652)
Net unrealized appreciation on investments and options written	881,077
Total Net Assets (Unlimited shares of beneficial interest authorized)	$22,623,267

Institutional Class Shares:
Net assets applicable to 2,283,103 shares outstanding	$22,623,267
Net Asset Value, Offering and Redemption Price Per Share	$9.91

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF OPERATIONS

February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

For the Six Months Ended February 28, 2015

Investment income:
Dividends (net of foreign withholding taxes of $3,381)	$354,919
Interest	25
Total investment income	354,944

Expenses:
Management fees (Note 5)	142,041
Distribution (12b-1) fees - Institutional Class	26,304
Accounting and transfer agent fees and expenses	91,763
Audit fees	7,754
Miscellaneous	6,252
Legal fees	5,951
Pricing fees	5,951
Custodian fees	4,959
Registration and filing fees	4,310
Trustee fees and expenses	2,232
Insurance	1,399
Reports to shareholders	248
Total expenses	299,164

Net investment income	55,780

Realized and unrealized gain (loss):
Net realized loss on:
Investments	(47,060)
Options	(1,277,929)
Net realized loss on investments	(1,324,989)

Net change in unrealized appreciation (depreciation) on:
Investments	(401,609)
Options	325,584
Net change in unrealized deppreciation	(76,025)

Net loss on investments	(1,401,014)

Net decrease in net assets resulting from operations	$(1,345,234)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

	For the Six Months Ended February 28, 2015	For the Period Ended August 31, 2014 (a)

Increase (decrease) in net assets from:
Operations:
Net investment gain (loss)	$55,780	$(103,193)
Net realized loss on investments and option written	(1,324,989)	(5,358)
Net unrealized appreciation (depreciation) on investments and options written	(76,025)	957,102
Net increase (decrease) in net assets resulting from operations	(1,345,234)	848,551

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	4,861,969	18,257,981

Increase in net assets	3,516,735	19,106,532

Net Assets:
Beginning of period	19,106,532	-

End of period	$22,623,267	$19,106,532
Accumulated net investment loss	$(28,652)	$(84,432)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
FINANCIAL HIGHLIGHTS

February 28, 2015 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class For the Six Months Ended February 28, 2015		Institutional Class For the Period Ended August 31, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.56		$10.00

Investment Operations:
Net investment income (loss)	0.02		(0.06)
Net realized and unrealized gain (loss) on investments	(0.67)		0.62
Total from investment operations	(0.65)		0.56

Net Asset Value, End of Period	$9.91		$10.56

Total Return (b)	(6.16)%	(c)	5.60%	(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$22,623		$19,107

Ratios of expenses to average net assets:	2.84%	(f)	3.32%	(e)(f)

Ratios of net investment income (loss):	0.53%	(f)	(1.00)%	(e)(f)

Portfolio turnover rate	0.02%	(c)	1.78%	(c)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through August 31, 2014.
(e)	Ratios are for the period from December 4, 2013, the date of initial expense accruals, through August 31, 2014.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Large Cap Income Plus Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified Fund.  The Fund’s investment objective is total return. The Fund’s investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale.  The Institutional Class shares commenced operations on October 10, 2013.

a)                  Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)                  Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

c)                  Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

d)                  Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended February 28, 2015, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended February 28, 2015, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

e)                  Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America (“GAAP”) requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f)                  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)                  Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2015.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$22,226,979	$-	$-	$22,226,979
Exchange-Traded Funds (2)	1,520,715	-	-	1,520,715
Call Options Purchased	4,250	-	-	4,250
Put Options Purchased	46,250	-	-	46,250
Short-Term Investments	864,332	-	-	864,332
Total Assets	$24,662,526	$-	$-	$24,662,526

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$216,055	$474,512	$-	$690,567
Put Options Written	1,684,870	34,450	-	1,719,320
Total Liabilities	$1,900,925	$508,962	$-	$2,409,887

(1)	As of and during the six month period ended February 28, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the six month period ended February 28, 2015.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended February 28, 2015, no securities were fair valued.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

3.	DERIVATIVES TRANSACTIONS

As of February 28, 2015, portfolio securities valued at $23,743,992 were held in escrow by the custodian as cover for options written by the Fund.

Transactions in options written during the six month period ended February 28, 2015 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	4,937	$700,934
Options written	14,739	3,950,229
Options covered	(15,048)	(3,906,308)
Options exercised	-	-
Options expired	(127)	(17,638)
Options outstanding end of period	4,501	$727,217

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	2,290	$505,497
Options written	13,991	7,582,650
Options covered	(13,278)	(6,196,275)
Options exercised	-	-
Options expired	(103)	(25,724)
Options outstanding end of period	2,900	$1,866,148

*	One option contract is equivalent to one hundred shares of common stock.

As of February 28, 2015, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$4,250	$4,250
Put options purchased, at value	46,250	46,250
Total Assets	$50,500	$50,500

Liabilities	Equity Contracts	Total
Call options written, at value	$690,567	$690,567
Put options written, at value	1,719,320	1,719,320
Total Liabilities	$2,409,887	$2,409,887

For the six month period ended February 28, 2015, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Call options purchased	$2,551	$2,551
Put options purchased	(59,180)	(59,180)
Call options written	206,892	206,892
Put option written	175,321	175,321
	$325,584	$325,584

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$(14,959)	$(14,959)
Put options purchased	(466,256)	(466,256)
Call options written	(1,537,421)	(1,537,421)
Put option written	740,707	740,707
	$(1,277,929)	$(1,277,929)

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2015.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$2,409,887	(1)	$2,409,887	(2)	$-	$-
Total	$2,409,887	(1)	$2,409,887	(2)	$-	$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended February 28, 2015 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	534,204	(60,250)	-	473,954
Value	$5,464,047	$(602,078)	-	$4,861,969

Transactions in shares of capital stock for the Fund for the period since inception from October 10, 2013 through August 31, 2014 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	1,839,641	(30,493)	-	1,809,148
Value	$18,574,888	$(316,907)	-	$18,257,981

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

5.	INVESTMENT TRANSACTIONS

For the six month period ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$5,119,825	$ 5,102

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.35% of the Fund’s net assets. For the six month period ended February 28, 2015, the Adviser earned $142,041 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended February 28, 2015, M3Sixty earned $91,763, including out of pocket expenses with $15,000 remaining payable at February 28, 2015.

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Institutional Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Institutional Class shares of the Fund took effect October 10, 2013. For the six month period ended February 28, 2015, the Fund accrued $26,304 in 12b-1 expenses attributable to Institutional Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2015 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 21,290,788	$ 2,419,053	$ (1,457,202)	$ 961,851

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

7.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2014, the Fund’s most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Distributable Earnings
$ 980,814	$ -	$ -	$ -	$ (113,502)	$ 867,312

The difference between book basis and tax basis unrealized appreciation (depreciation), post-October loss and late year loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2014, the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ 29,070	$ -	$ 84,432	$ -

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.  As of August 31, 2014, the Fund had no capital loss carryforwards for federal income tax purposes.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized gains/(losses) on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2014, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Loss	Paid-in Capital
$ 18,761	$ (18,761)

There were no distributions paid by the Fund during the six month period ended February 28, 2015 or for the period since inception from October 10, 2014 through August 31, 2014.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Winning Points Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
February 28, 2015 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund did not pay any distributions during the six month period ended February 28, 2015.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2016 to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their own tax advisors.

Winning Points Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
February 28, 2015 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Art Falk	$1,000	None	None	$1,000
Thomas Krausz	$ 875	None	None	$ 875
Tom M. Wirtshafter	$ 875	None	None	$ 875
Gary DiCenzo	$ 750	None	None	$ 750
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Robert S. Driessen	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers fourteen (14) series of shares.
[2]	Figures are for the six month period ended February 28, 2015.

Winning Points Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 09/01/14 through 02/28/15

	Beginning Account Value (09/01/2014)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2015)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (-6.16%)	$1,000.00	2.84%	$938.40	$13.65
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	2.84%	$1,010.70	$14.16

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 31, 2014 for the Fund were as follows:
WP Large Cap Income Plus Fund Institutional Class shares	3.38%

Total Gross Operating Expenses (Annualized) during the six month period ended February 28, 2015 were 2.84% for the WP Large Cap Income Plus Fund Institutional Class shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the six month period ended February 28, 2015.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL  33431

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: May 1, 2015